Financial instruments and risk management - Fair value hierarchy (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 1,761,856	$ 520,143	$ 556,638
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,018,322	186,284	550,068
Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	937,715	315,761
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	(194,181)	18,098	6,570
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,956,037	502,045	550,068
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,018,322	186,284	550,068
Level 1 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	937,715	315,761
Level 1 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	(194,181)	18,098	6,570
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	(194,181)	18,098	6,570
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 0	$ 0	$ 0